Earnings Per Share - Schedule of EPS (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income available to AHL shareholders – basic	$ 364	$ 126	$ 193	$ 85	$ 243	$ 76	$ 101	$ 142	$ 768		$ 562		$ 456
Common Class A and B
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income available to AHL shareholders – basic											$ 562		$ 456
Basic weighted average shares outstanding (in shares)											175,091,802		129,519,108
Dilutive effect of stock compensation plans (in shares)											86,846		11
Dilutive effect of equity swap (in shares)											0		2,089,345
Diluted weighted average shares outstanding (in shares)											175,178,648		131,608,464
Common Class A
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income available to AHL shareholders – basic									214
Effect of stock compensation plans on allocated net income									1
Net income available to AHL shareholders – diluted									$ 215
Basic weighted average shares outstanding (in shares)									52,086,945
Dilutive effect of stock compensation plans (in shares)									1,443,531
Diluted weighted average shares outstanding (in shares)									53,530,476
Earnings per share
Basic (in USD per share)	$ 1.92	$ 0.68	$ 1.04	$ 0.46	$ 1.31	$ 0.41	$ 0.54	$ 0.99	$ 4.11	[1]	$ 3.21	[1]	$ 3.52	[1]
Diluted (in USD per share)	1.78	0.68	1.04	0.46	1.31	0.41	0.54	0.99	$ 4.02		3.21		3.47
Common Class B
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income available to AHL shareholders – basic									$ 553
Effect of stock compensation plans on allocated net income									0
Net income available to AHL shareholders – diluted									$ 553
Basic weighted average shares outstanding (in shares)									134,445,840
Dilutive effect of stock compensation plans (in shares)									0
Diluted weighted average shares outstanding (in shares)									134,445,840
Earnings per share
Basic (in USD per share)	1.94	0.85	1.03	0.47	1.30	0.39	0.56	1.01	$ 4.11		3.21		3.52
Diluted (in USD per share)	1.92	$ 0.68	$ 1.04	$ 0.46	$ 1.31	$ 0.41	$ 0.54	$ 0.99	$ 4.11		$ 3.21		$ 3.47
Common Class M-1
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income available to AHL shareholders – basic									$ 1
Effect of stock compensation plans on allocated net income									0
Net income available to AHL shareholders – diluted									$ 1
Basic weighted average shares outstanding (in shares)									218,324
Dilutive effect of stock compensation plans (in shares)									4,246,074
Diluted weighted average shares outstanding (in shares)									4,464,398
Earnings per share
Basic (in USD per share)	1.94								$ 4.11
Diluted (in USD per share)	$ 0.46								$ 0.20	[1]

[1]	Basic and diluted earnings per Class M-1 share was applicable only for the year ended December 31, 2016. Refer to Note 13 – Earnings Per Share for further discussion.